UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3009
                                                     ---------------------

                             Liberty Funds Trust II
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: June 30, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


LIBERTY MONEY MARKET FUND        ANNUAL REPORT

JUNE 30, 2003

[photo of domed building]

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxesinvesting at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about the performance of Liberty Money Market Fund and the strategies used by the fund's portfolio manager, Karen Arneil. As always, we thank you for investing in Liberty funds, and we remain committed to helping you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President




--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT -
Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------




The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PORTFOLIO MANAGER'S REPORT

For the 12-month period ended June 30, 2003, Liberty Money Market Fund class A shares returned 0.60%. The fund's return was lower than the average return of its peer group, the Lipper Money Market Funds Category, which was 0.72% for the same period.1

INTEREST RATES FURTHER REDUCED

The Federal Reserve Board cut the federal funds rate twice during the 12-month reporting period. These moves brought the key interbank overnight borrowing rate down from 1.75% to 1.00%--a 45-year low. The most recent reduction in this leading indicator for short-term interest rates took place late in June, as the Fed once again tried to jump-start growth in a weak US economy. The lower rate may have been a welcomed move for consumers and businesses, but the effect on money market funds was to bring returns on eligible portfolio securities down to an all-time low.

HIGH QUALITY AND LIQUIDITY REMAIN THE FUND'S FOCUS

As short-term rates declined, we remained committed to our universe of government agency obligations and high quality corporate and bank obligations. To strive for the highest available yield from these securities, we employed a "barbell" management strategy. We invested in a mix of securities with maturities ranging from one to three months and also securities with maturities of one year. The shorter-term investments kept the portfolio liquid, while the longer-term securities brought a higher return. We added taxable municipal issues, which tend to trade at slightly higher rates than comparable commercial paper. When we had a market anomaly during tax season, we also bought tax-exempt municipals, which outyielded taxable investments significantly. For added yield across all investments, we emphasized purchases in floating-rate debt, which offered yields higher than commercial paper with comparable maturities. These strategies brought higher levels of income to the fund and enabled us to sustain an average portfolio maturity of 59 days.


1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.






DISTRIBUTIONS DECLARED PER
SHARE 7/1/02 - 6/30/03 ($)

Class A                  .006
------------------------------
Class B                  .002
------------------------------
Class C                  .003
------------------------------
Class Z                  .006
------------------------------


7-DAY YIELDS ON 6/30/03 (%)

Class A                   .18
------------------------------
Class B                   .10
------------------------------
Class C2                  .10
------------------------------
Class Z                   .18
------------------------------


30-DAY YIELDS ON 6/30/03 (%)

Class A                   .24
------------------------------
Class B                   .10
------------------------------
Class C2                  .10
------------------------------
Class Z                   .24
------------------------------


2 If the Advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been -0.50% and -0.50%, respectively, for class C shares.

STAYING THE COURSE

As we don't expect major rate changes in the foreseeable future, our strategy remains unchanged. We will continue to pursue the highest possible returns from high quality, liquid investments in this very low-rate environment.

/s/ Karen M. Arneil

Karen M. Arneil has managed Liberty Money Market Fund since July 1, 2002.



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Prior to July 29, 2002, the fund pursued its objective by investing all of its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure.
Economic and market conditions change frequently. There is not guarantee that the trends described herein will continue or commence.
Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.




PORTFOLIO BREAKDOWN3 AS OF 6/30/03 (%)
--------------------------------------------

Commercial Paper......................63.6
Corporate Bonds.......................12.2
Government Agencies...................11.4
Certificate of Deposit.................9.5
Municipal Bonds........................5.1
Bank Notes.............................4.4
Repurchase Agreement...................0.03



PORTFOLIO MATURITY3 AS OF 6/30/03 (%)
--------------------------------------------

1-4 Days..............................18.2
5-14 Days.............................26.0
15-29 Days............................13.8
30-59 Days............................17.2
More than 59 Days.....................24.8



3 Portfolio breakdown is unaudited and is calculated as a percentage of total net assets. Maturity weightings are unaudited and are calculated as a percentage of total investments. Because it is actively managed, there is no guarantee the Portfolio will continue to hold or invest in these securities in the future.

INVESTMENT PORTFOLIO -- LIBERTY MONEY MARKET FUND

June 30, 2003



                         INTEREST    MATURITY
                           RATE        DATE                  PAR        VALUE
--------------------------------------------------------------------------------
BANK NOTES - 4.4%
Bank One NA Illinois,
   (cost of $30,020,119) 1.320%     04/13/04 (a)       $30,000,000 $ 30,020,119
                                                                   ------------

CERTIFICATES OF DEPOSITS - 9.5%
Canadian Imperial
   Bank of Canada,
                         1.200%     03/15/08            20,000,000   20,000,000
First Tennessee Bank NA,
                         1.240%     02/04/04            10,000,000    9,998,764
Rabobank Nederland NY,
                         1.330%     04/19/04            15,000,000   15,000,000
Toronto-Dominion Bank,
                         0.925%     09/23/03            20,000,000   20,000,233
                                                                   ------------

TOTAL CERTIFICATES OF DEPOSITS
   (cost of $64,998,997)                                             64,998,997
                                                                   ------------

COMMERCIAL PAPER - 63.6%
Amstel Funding Corp.:
                         1.240%     07/07/03 (b)        25,000,000   24,994,833
                         1.270%     07/07/03 (b)         4,313,000    4,312,087
Aventis:
                         1.230%     07/10/03 (b)         6,000,000    5,998,155
                         1.230%     08/05/03 (b)        18,000,000   17,978,475
Credit Suisse First
   Boston NY,
                         1.040%     10/01/03            25,000,000   24,933,556
Dexia Delaware,
                         1.240%     07/07/03            11,300,000   11,297,655
Falcon Asset
   Securitization Corp.:
                         0.960%     07/23/03 (b)        22,000,000   21,987,093
                         0.980%     09/15/03 (b)         3,000,000    2,993,793
Fountain Square
   Commercial
   Funding Corp.,
                         1.230%     08/04/03 (b)        25,000,000   24,970,959
General Electric
   Capital Corp.,
                         1.270%     08/04/03             7,000,000    6,991,604
Govco, Inc.,
                         1.230%     07/07/03 (b)        30,000,000   29,993,850
Johnson & Johnson,
                         1.160%     08/19/03 (b)        30,000,000   29,952,633
Jupiter Securitization
   Corp.:
                         0.990%     07/25/03 (b)        20,000,000   19,986,800
                         1.230%     07/01/03 (b)         5,000,000    5,000,000
Koch Industries, Inc.,
                         1.230%     07/01/03 (b)        31,000,000   31,000,000



                         INTEREST    MATURITY
                           RATE        DATE                  PAR        VALUE
--------------------------------------------------------------------------------
Lloyds Bank PLC,
                         1.260%     07/28/03 (b)       $ 5,000,000  $ 4,995,275
Novartis Finance Corp.,
                         1.230%     07/01/03 (b)        30,000,000   30,000,000
Old Line Funding
   Corp.,
                         0.980%     08/01/03 (b)        30,000,000   29,974,683
Preferred Receivables
   Funding:
                         0.960%     07/30/03 (b)        12,000,000   11,990,720
                         1.190%     07/11/03 (b)        18,000,000   17,994,050
Shell Finance,
                         1.270%     09/18/03             5,000,000    4,986,065
Toyota Motor Credit
   Corp.,
                         1.180%     07/18/03            16,800,000   16,790,639
Variable Funding
   Capital,
                         1.220%     07/08/03 (b)        25,000,000   24,994,070
UBS Finance, Inc.,
                         1.310%     07/01/03            31,000,000   31,000,000
                                                                   ------------

TOTAL COMMERCIAL PAPER
   (cost of $435,116,995)                                           435,116,995
                                                                   ------------

CORPORATE BONDS - 12.2%
American Express
   Credit Corp.:
                         1.123%     07/19/04 (a)(c)     12,000,000   12,000,000
                         1.123%     03/05/04 (a)        13,000,000   13,000,000
American Honda
   Finance Corp.,
                         1.439%     07/15/04 (a)(c)     12,000,000   12,024,840
Autumn House at
   Powder Mill, Inc.,
   (LOC: SunTrust Bank)
                         1.100%     02/01/28 (a)         4,000,000    4,000,000
Citigroup, Inc.,
                         1.520%     03/09/04 (a)        25,000,000   25,050,258
General Electric
   Capital Corp.:
                         7.250%     05/03/04             9,390,000    9,854,405
Morgan Stanley Dean
   Witter & Co.,
                         1.549%     08/07/03 (a)         3,300,000    3,300,876
Toyota Motor
   Credit Corp.,
                         5.625%     11/13/03             4,000,000    4,062,784
                                                                   ------------

TOTAL CORPORATE BONDS
   (cost of $83,293,163)                                             83,293,163
                                                                   ------------




See notes to investment portfolio.

June 30, 2003


                         INTEREST    MATURITY
                           RATE        DATE                  PAR        VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 5.1%
City of Baltimore MD,
   (FSA INS)/(SPA:
   Bank of America)
                         1.100%     10/15/22 (a)       $12,350,000 $ 12,350,000
California Statewide
   Communities
   Development
   Authority, (FHLB)
                         1.150%     06/01/36 (a)         2,500,000    2,500,000
New Jersey Economic
   Development
   Authority State
   Pension Funding,
   (FSA INS)/(SPA:Dexia)
                         1.040%     02/15/29 (a)        20,000,000   20,000,000
                                                                   ------------

TOTAL MUNICIPAL BONDS
   (cost of $34,850,000)                                             34,850,000
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.4%
Federal Home Loan
   Bank System:
                         1.310%     04/13/04            10,000,000   10,000,000
                         1.335%     05/07/04             7,000,000    7,000,000
                         4.875%     04/16/04            10,000,000   10,278,474
Federal Home Loan
   Mortgage Corp.:
                         1.040%     05/20/04 (d)         8,500,000    8,420,440
                         3.500%     02/20/04            25,000,000   25,336,118
Federal National
   Mortgage Association:
                         1.040%     05/28/04 (d)         7,333,000    7,262,668
                         1.300%     01/09/04 (d)         4,500,000    4,468,800
Student Loan
   Marketing Association,
                         1.400%     02/20/04             5,000,000    5,000,000
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (cost of $77,766,500)                                             77,766,500
                                                                   ------------

SHORT-TERM OBLIGATION - 0.0%
Repurchase agreement with
   State Street Bank & Co., dated
   06/30/03, due 07/01/03 at
   1.050% collateralized by a
   U.S. Government Agency
   Obligation maturing 06/17/05,
   market value $235,588
   (repurchase proceeds $230,007)
   (cost of $230,000)                                      230,000      230,000
                                                                   ------------




                                                                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 106.2%
   (cost of $726,275,774)(e)                                       $726,275,774
                                                                   ------------
OTHER ASSETS & LIABILITIES, NET - (6.2)%                            (42,148,457)
                                                                   ------------
NET ASSETS - 100.0%                                                $684,127,317
                                                                   ============
NOTES TO INVESTMENT PORTFOLIO:
(a) Floating rate note whose interest rate is reset periodically based on an index. The rate shown reflects the rate in effect at June 30, 2003.
(b) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investments and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional in investors. At June 30, 2003, the aggregate amortized cost of the Fund's private placement securities were $339,117,476 which represents 49.6% of net assets. None of these securities were deemed illiquid.
(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $24,024,840 which represents 3.5% of net assets.
(d) These issuers show the rate of discount at time of purchase.
(e) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM                NAME
           ---------            ----------
              FSA      Financial Security Assurance
              INS                 Insured
             FHLB         Federal Home Loan Bank
              LOC            Letter of Credit
              SPA       Stand-by Purchase Agreement



See notes to financial statements.

LIBERTY MONEY MARKET FUND


STATEMENT OF ASSETS AND LIABILITIES



June 30, 2003

ASSETS:
Investments, at cost                           $726,275,774
                                               ------------
Investments, at value                          $726,275,774
Cash                                                    610
Receivable for:
   Fund shares sold                               3,938,005
   Interest                                         928,297
Expense reimbursement due from Advisor               83,092
Deferred Trustees' compensation plan                  8,325
                                               ------------
      Total Assets                              731,234,103
                                               ------------
LIABILITIES:
Payable for:
   Investments purchased                         44,934,125
   Fund shares repurchased                        1,691,736
   Distributions                                      5,150
   Management fee                                   134,039
   Administration fee                               136,970
   Transfer agent fee                                90,192
   Pricing and bookkeeping fees                      34,399
   Merger fee                                         7,192
Deferred Trustees' fees                               8,325
Other liabilities                                    64,658
                                               ------------
        Total Liabilities                        47,106,786
                                               ------------
NET ASSETS                                     $684,127,317
                                               ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                $684,091,174
Undistributed net investment income                  42,533
Accumulated net realized loss                        (6,390)
                                               ============
NET ASSETS                                     $684,127,317
                                               ============
CLASS A:
Net assets                                     $266,601,926
Shares outstanding                              266,620,591
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============
CLASS B:
Net assets                                     $110,776,338
Shares outstanding                              110,792,726
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============
CLASS C:
Net assets                                     $ 17,323,948
Shares outstanding                               17,326,109
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============
CLASS Z:
Net assets                                     $289,425,105
Shares outstanding                              289,649,196
                                               ============
Net asset value, offering and redemption
   price per share                             $       1.00
                                               ============



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



STATEMENT OF OPERATIONS



For the Year Ended June 30, 2003

INVESTMENT INCOME:
Interest                                       $ 10,356,589
                                               ------------
EXPENSES:
Expenses allocated
   from Portfolio                $   62,591
Management fee                    1,604,484
Administration fee                1,618,442
Distribution fee:
   Class B                          935,260
   Class C                          149,072
Service fee:
   Class B                          311,753
   Class C                           49,713
Pricing and bookkeeping fees        248,577
Transfer agent fee                2,361,034
Trustees' fee                        24,509
Custody fee                          16,583
Merger expense                       39,150
Other expenses                      232,322
                               ------------
   Total Expenses                                 7,653,490
                                               ------------
Fees waived by the Advisor:
   Class B                                         (700,271)
   Class C                                          (12,527)
Fees waived by the Distributor - Class C           (119,245)
Custody earnings credit                              (3,126)
                                               ------------
   Net Expenses                                   6,818,321
                                               ------------
Net Investment Income                          $  3,538,268
                                               ------------




See notes to financial statements.

LIBERTY MONEY MARKET FUND -- STATEMENT OF CHANGES IN NET ASSETS


                                    YEAR ENDED JUNE 30,
INCREASE (DECREASE)           -----------------------------
IN NET ASSETS:                    2003 (a)         2002
-----------------------------------------------------------
OPERATIONS:
Net investment income          $  3,538,268    $  3,766,522
                               ------------    ------------
DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income:
   Class A                       (1,493,624)     (2,973,519)
   Class B                         (208,504)       (644,928)
   Class C                          (55,169)       (156,549)
   Class Z                       (1,763,556)             --
                               ------------    ------------
Total Distributions Declared
   to Shareholders               (3,520,853)     (3,774,996)
                               ------------    ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                910,150,826     863,868,895
   Distributions reinvested       1,302,088       2,488,176
   Redemptions                 (855,426,770)   (845,560,093)
                               ------------    ------------
      Net Increase               56,026,144      20,796,978
                               ------------    ------------
Class B:
   Subscriptions                155,689,122     133,987,302
   Distributions reinvested         158,062         555,248
   Redemptions                 (141,953,170)   (118,589,391)
                               ------------    ------------
      Net Increase               13,894,014      15,953,159
                               ------------    ------------
Class C:
   Subscriptions                120,063,340     106,686,947
   Distributions reinvested          45,279         128,677
   Redemptions                 (123,559,631)    (96,052,718)
                               ------------    ------------
      Net Increase (Decrease)    (3,451,012)     10,762,906
                               ------------    ------------
Class Z:
   Subscriptions                262,511,827              --
   Proceeds received in
      connection with merger    338,355,029              --
   Distributions reinvested       1,710,449              --
   Redemptions                 (313,151,895)             --
                               ------------    ------------
      Net Increase              289,425,410              --
                               ------------    ------------
Net Increase from
   Share Transactions           355,894,556      47,513,043
                               ------------    ------------
Total Increase in Net Assets    355,911,971      47,504,569
NET ASSETS:
Beginning of period             328,215,346     280,710,777
                               ------------    ------------
End of period (including
   undistributed (overdistributed)
   net investment income of
   $42,533 and $(14,032),
   respectively)               $684,127,317    $328,215,346
                               ============    ============




                                    YEAR ENDED JUNE 30,
                               ----------------------------
                                  2003 (a)         2002
-----------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                910,150,825     863,870,771
   Issued for distributions
      reinvested                  1,302,088       2,488,176
   Redemptions                 (855,426,769)   (845,563,936)
                               ------------    ------------
      Net Increase               56,026,144      20,795,011
                               ------------    ------------
Class B:
   Subscriptions                155,689,123     133,987,311
   Issued for distributions
      reinvested                    158,062         555,248
   Redemptions                 (141,953,166)   (118,589,191)
                               ------------    ------------
      Net Increase               13,894,019      15,953,368
                               ------------    ------------
Class C:
   Subscriptions                120,063,342     106,687,018
   Issued for distributions
      reinvested                     45,279         128,677
   Redemptions                 (123,559,630)    (96,052,717)
                               ------------    ------------
      Net Increase (Decrease)    (3,451,009)     10,762,978
                               ------------    ------------
Class Z:
   Subscriptions                262,735,612              --
   Issued in connection
      with merger               338,355,029              --
   Issued for distributions
      reinvested                  1,710,449              --
   Redemptions                 (313,151,894)             --
                               ------------    ------------
      Net Increase              289,649,196              --
                               ------------    ------------

(a)  Class Z shares commenced operations on July 29, 2002.




See notes to financial statements.

LIBERTY MONEY MARKET FUND -- NOTES TO FINANCIAL STATEMENTS


June 30, 2003


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Money Market Fund (the "Fund"), a series of Liberty Funds Trust II (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek maximum current income consistent with capital preservation and the maintenance of liquidity. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold at net asset value. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares commenced operations on July 29, 2002 and are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on July 26, 2002, the net assets of Stein Roe Cash Reserves Fund were transferred to the Fund in a tax-free exchange and shareholders of Stein Roe Cash Reserves Fund received shares of the Fund in exchange for their shares as follows:

                           Net Assets of the Stein Roe Cash
            Shares Issued       Reserves Fund Received
            -------------       ----------------------
             338,355,029             $338,355,029

     Net Assets of       Net Assets of      Net Assets of the
      the Liberty       Stein Roe Cash        Liberty Money
     Money Market       Reserves Fund          Market Fund
      Fund Prior       Immediately Prior    Immediately After
    to Combination      to Combination         Combination
   ---------------      --------------         -----------
     $354,468,496        $338,355,029         $692,823,525

Prior to July 29, 2002, the Fund invested substantially all of its assets in the SR&F Cash Reserves Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the net assets of the Portfolio were distributed to the Fund based on allocation methods in compliance with the Internal Revenue Service.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
The Fund utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly.

OTHER:
The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for current year distribution payable, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

June 30, 2003


For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

     Undistributed        Accumulated
    Net Investment       Net Realized            Paid-In
        Income               Loss                Capital
        ------               ----                -------
        $39,150            $(2,702)             $(36,448)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. Included in the reclassification are book to tax timing differences which were acquired as part of the merger.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

                                  2003          2002
                                 -----          ----
Distributions paid from
  Ordinary income              $3,520,853    $3,774,996

As of June 30, 2003, the component of distributable earnings on a tax basis was as follows:

                         Undistributed
                           Ordinary
                            Income
                            ------
                            $77,786

The following capital loss carryforwards, determined as of June 30, 2003 are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                     Capital Loss
         Year of Expiration          Carryforwards
         ------------------          -------------
                2005                    $   266
                2006                      2,756
                2007                      1,437
                2008                      1,578
                2009                        355
                                        -------
                Total                   $ 6,392
                                        -------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Of the capital loss carryforwards attributable to Liberty Money Market Fund, $33,164 ($29,134 expired June 30, 2003, $266 expiring June 30, 2005, $2,756 expiring June 30, 2006, $13 expiring June 30, 2007 and $995 expiring June 30,
2008) was obtained in the merger with Stein Roe Cash Reserves Fund, of which $4,030 remains. (See Note 1.)

Utilization of Stein Roe Cash Reserves Fund's capital loss carryforwards could be subject to merger limitations imposed by the Internal Revenue Code.


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
On April 1, 2003, Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor and administrator to the Fund, and Colonial Management Associates, Inc. ("Colonial"), the pricing and bookkeeping agent, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and receives a monthly fee as follows:

      Average Daily Net Assets      Annual Fee Rate
----------------------------------------------------------------------------
          First $500 million            0.250%
          Over $500 million             0.225%

Prior to July 29, 2002, the management fee was paid by the Portfolio at the same rates.

ADMINISTRATOR:
Columbia also provides accounting and other services for a monthly fee as follows:

      Average Daily Net Assets      Annual Fee Rate
----------------------------------------------------------------------------
          First $500 million            0.250%
          Next $500 million             0.200%
          Over $1 billion               0.150%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2003, the annualized net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 29, 2002, Columbia received from the Fund an annual flat fee of $5,000 and Columbia received from the Portfolio an annual flat fee of $10,000 for pricing and bookkeeping services.

June 30, 2003


TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor received contingent deferred sales charges ("CDSC") of $270,386, $1,224,387 and $104,612 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. In addition, the Advisor has voluntarily agreed to waive a portion of both Class B and Class C share distribution fees.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3,126 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $62,591 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------
CLASS A SHARES                                    2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                               --------      --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                         0.006(b)      0.015        0.052        0.052        0.046
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.006)       (0.015)      (0.052)      (0.052)      (0.046)
                                               --------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                 $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                               ========      ========     ========     ========     ========
Total return (c)                                  0.60%         1.56%        5.34%(d)     5.26%(d)     4.70%(d)
                                               ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (a)                                      0.89%(e)      1.01%        0.70%        0.65%(e)     0.68%(e)
Net investment income (a)                         0.61%(e)      1.54%        5.31%        5.13%(e)     4.61%(e)
Waiver/reimbursement                                 --            --        0.19%        0.19%        0.19%
Net assets, end of period (000's)              $266,602      $210,616     $189,822     $178,678     $157,790

(a)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------
CLASS B SHARES                                    2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                               --------      --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                         0.002(b)      0.007        0.042        0.041        0.036
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.002)       (0.007)      (0.042)      (0.041)      (0.036)
                                               --------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                 $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                               ========      ========     ========     ========     ========
Total return (c)(d)                               0.17%         0.73%        4.31%        3.99%        3.68%
                                               ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (a)                                      1.41%(e)      1.84%        1.70%        1.65%(e)     1.68%(e)
Net investment income (a)                         0.10%(e)      0.71%        4.31%        4.13%(e)     3.61%(e)
Waiver/reimbursement                              0.56%         0.17%        0.19%        0.19%        0.19%
Net assets, end of period (000's)              $110,776      $ 96,827     $ 80,879     $ 69,214     $ 93,821

(a)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(b)Per share data was calculated using average shares outstanding for the period.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS



Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------
CLASS C SHARES                                    2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                               --------      --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                         0.003(b)      0.011        0.048        0.048        0.042
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.003)       (0.011)      (0.048)      (0.048)      (0.042)
                                               --------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                 $  1.000      $  1.000     $  1.000     $  1.000     $  1.000
                                               ========      ========     ========     ========     ========
Total return (c)(d)                               0.27%         1.16%        4.93%        4.71%        4.30%
                                               ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (a)                                      1.23%(e)      1.41%        1.10%        1.05%(e)     1.08%(e)
Net investment income (a)                         0.30%(e)      1.14%        4.91%        4.73%(e)     4.21%(e)
Waiver/reimbursement                              0.66%         0.60%        0.79%        0.79%        0.79%
Net assets, end of period (000's)             $  17,324      $ 20,772     $ 10,010     $  3,950     $  2,194

(a)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio, prior to the merger.
(b)Per share data was calculated using average shares outstanding for the period.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                       PERIOD
                                                                        ENDED
                                                                      JUNE 30,
CLASS Z SHARES                                                        2003 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $  1.000
                                                                       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                 0.006
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                               (0.006)
                                                                       --------
NET ASSET VALUE, END OF PERIOD                                         $  1.000
                                                                       ========
Total return (c)(d)                                                       0.55%
                                                                       ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)(f)                                                           0.89%
Net investment income (e)(f)                                              0.61%
Net assets, end of period (000's)                                      $289,425

(a)Class Z shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of Liberty Funds Trust II Liberty Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Liberty Money Market Fund (the "Fund") (a series of Liberty Funds Trust II) as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Money Market Fund (a series of Liberty Funds Trust II) at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
August 19, 2003

TRUSTEES AND OFFICERS

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                          Number of
                                          Year First                                                    Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age       Liberty Funds to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee      1996        Executive Vice President - Strategy of United         85           None
P.O. Box 66100                                          Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                       President of UAL Loyalty Services (airline) from
                                                        September, 2001 to December, 2002; Executive
                                                        Vice President and Chief Financial Officer of United
                                                        Airlines from March, 1993 to September, 2001; Senior
                                                        Vice President and Chief Financial Officer of UAL,
                                                        Inc. prior thereto).

Janet Langford Kelly (Age 45)  Trustee      1996        Executive Vice President-Corporate Development        85           None
One Kellogg Square                                      and Administration, General Counsel and Secretary,
Battle Creek, MI 49016                                  Kellogg Company (food manufacturer), since
                                                        September, 1999; Senior Vice President, Secretary and
                                                        General Counsel, Sara Lee Corporation (branded,
                                                        packaged, consumer-products manufacturer) from
                                                        January, 1995 to September, 1999.

Richard W. Lowry (Age 67)      Trustee      1995        Private Investor since August, 1987 (formerly         87(4)        None
10701 Charleston Drive                                  Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                    Corporation (building products manufacturer)).

Charles R. Nelson (Age 60)     Trustee      1981        Professor of Economics, University of Washington,     120(2)       None
Department of Economics                                 since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                Professor of Political Economy, University of
Seattle, WA 98195                                       Washington, since September, 1993; Director, Institute
                                                        for Economic Research, University of Washington, since
                                                        September, 2001; Adjunct Professor of Statistics,
                                                        University of Washington, since September, 1980;
                                                        Associate Editor, Journal of Money Credit and Banking,
                                                        since September, 1993; consultant on econometric and
                                                        statistical matters.

John J. Neuhauser (Age 60)     Trustee      1985        Academic Vice President and Dean of Faculties since   88(4,5)  Saucony, Inc.
84 College Road                                         August, 1999, Boston College (formerly Dean, Boston             (athletic
Chestnut Hill, MA 02467-3838                            College School of Management from September, 1977               footwear);
                                                        to September, 1999.                                          SkillSoft Corp.
                                                                                                                        (E-Learning)

Thomas E. Stitzel (Age 67)     Trustee      1998        Business Consultant since 1999 (formerly Professor of 85           None
2208 Tawny Woods Place                                  Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                        College of Business, Boise State University); Chartered
                                                        Financial Analyst.



                                                                                                          Number of
                                          Year First                                                     Portfolios in
                                          Elected or                                                    Liberty Funds      Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age       Liberty Funds to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)    Trustee      1996        Managing Director, William Blair Capital Partners     85         Anixter
27 West Monroe Street, Suite 3500                       (private equity investing) since September, 1994              International
Chicago, IL 60606                                       (formerly Chief Executive Officer and Chairman              (network support
                                                        of the Board of Directors, Continental Bank                      equipment
                                                        Corporation prior thereto).                                    distributor),
                                                                                                                        Jones Lang
                                                                                                                      LaSalle (real
                                                                                                                         estate
                                                                                                                        management
                                                                                                                         services)
                                                                                                                      and MONY Group
                                                                                                                   (life insurance).

Anne-Lee Verville (Age 58)     Trustee      1998        Author and speaker on educational systems needs       86(5)   Chairman of
359 Stickney Hill Road                                  (formerly General Manager, Global Education                   the Board of
Hopkinton, NH  03229                                    Industry from 1994 to 1997, and President,                      Directors,
                                                        Applications Solutions Division from 1991 to 1994,            Enesco Group,
                                                        IBM Corporation (global education and                       Inc. (designer,
                                                        global applications)).                                        importer and
                                                                                                                     distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles).




INTERESTED TRUSTEES
William E. Mayer3 (Age 63)     Trustee      1994        Managing Partner, Park Avenue Equity Partners         87(4)  Lee Enterprises
399 Park Avenue                                         (private equity) since February, 1999 (formerly              (print media),
Suite 3204                                              Founding Partner, Development Capital LLC                 WR Hambrecht + Co.
New York, NY 10022                                      from November 1996 to February, 1999; Dean and            (financial service
                                                        Professor, College of Business and Management,                provider) and
                                                        University of Maryland from October, 1992 to                  First Health
                                                        November, 1996).                                               (healthcare).

Joseph R. Palombo3 (Age 50)    Trustee,     2000        Executive Vice President and Chief Operating Officer  86(6)      None
One Financial Center        Chairman of                 of Columbia Management Group, Inc. (Columbia
Boston, MA 02111            the Board and               Management) since December, 2001 and Director,
                              President                 Executive Vice President and Chief Operating Officer of
                                                        the Advisor since April, 2003 (formerly Chief Operations
                                                        Officer of Mutual Funds, Liberty Financial Companies,
                                                        Inc. from August, 2000 to November, 2001; Executive
                                                        Vice President of Stein Roe & Farnham Incorporated
                                                        (Stein Roe) from April, 1999 to April, 2003; Director
                                                        of Colonial Management Associates, Inc. (Colonial)
                                                        from April, 1999 to April, 2003; Director of Stein Roe
                                                        from September, 2000 to April, 2003) President of
                                                        Liberty Funds and Galaxy Funds since February, 2003
                                                        (formerly Vice President from September 2002 to
                                                        February 2003); Manager of Stein Roe Floating Rate
                                                        Limited Liability Company since October, 2000;
                                                        (formerly Vice President of the Liberty Funds from
                                                        April, 1999 to August, 2000; Chief Operating Officer
                                                        and Chief Compliance Officer, Putnam Mutual Funds
                                                        from December, 1993 to March, 1999).





1 In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
2 In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
3  Mr. Mayer is an "interested person" (as defined in the Investment Company
   Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht +
   Co. Mr. Palombo is an interested person as an employee of the Advisor.
4 In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
5 In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6 In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.


OFFICERS AND TRANSFER AGENT

                                       Year First
                                       Elected or
                         Position with  Appointed
Name, Address and Age     Liberty Funds to Office        Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 41)     Chief        2001        Controller of the Liberty Funds and of the Liberty All-Star Funds since May,
One Financial Center         Accounting                 2002; Chief Accounting Officer of the Liberty Funds and Liberty All-Star
Boston, MA 02111             Officer and                Funds since June, 2001; Controller and Chief Accounting Officer of the
                             Controller                 Galaxy Funds since September, 2002 (formerly Vice President, Corporate
                                                        Audit, State Street Bank and Trust Company from May, 1998 to April, 2001;
                                                        Audit Manager from July, 1994 to June, 1997; Senior Audit Manager from July,
                                                        1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)  Treasurer    2000        Treasurer of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center                                    December, 2000; Vice President of the Advisor since April, 2003 (formerly
Boston, MA 02111                                        Controller of the Liberty Funds and of the Liberty All-Star Funds from
                                                        February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                        September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                                        LLC since December, 2002 (formerly Vice President of Colonial from February,
                                                        1998 to October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP from
                                                        April, 1996 to January, 1998).



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Money Market Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Money Market Fund

LIBERTY MONEY MARKET FUND   ANNUAL REPORT



                                                757-02/6190-0603 (08/03) 03/2214

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17270.30a-2(a)). Attached hereto as
Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17270.30a-2(b)). Attached hereto as
Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust II
            -----------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 5, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 5, 2003
    -------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    September 5, 2003
    -------------------------------------------------------------------